Commitments, contingencies and operating risks - ECL allowances (Details) - Loss allowance / Impairment ₽ in Millions	12 Months Ended
Dec. 31, 2018 RUB (₽)
Changes in the ECL allowances
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	₽ 27
ECL allowance under IFRS 9 as end of the year	(84)
Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance under IFRS 9 as of beginning of the year	₽ (111)